Authorised and issued share capital - Options Granted, WPP Share Option Plan 2015 (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£) shares ADRs	Dec. 31, 2017 USD ($) shares ADRs	Dec. 31, 2016
Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	20,985,441	20,985,441	18,092,218
WPP Share Option Plan 2015 [Member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	9,394,600	9,394,600
WPP Share Option Plan 2015 [Member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	1,041,670	1,041,670
WPP Share Option Plan 2015 [Member] | Exercise price group 1 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	20,500	20,500
Exercise price per share | £	£ 13.085
Exercise dates	2020 - 2024
WPP Share Option Plan 2015 [Member] | Exercise price group 1 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	430,760	430,760
Exercise price per ADR | $		$ 88.260
Exercise dates	2020 - 2027
WPP Share Option Plan 2015 [Member] | Exercise price group 2 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	3,767,125	3,767,125
Exercise price per share | £	£ 13.085
Exercise dates	2020 - 2027
WPP Share Option Plan 2015 [Member] | Exercise price group 2 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	343,560	343,560
Exercise price per ADR | $		$ 105.490
Exercise dates	2020 - 2026
WPP Share Option Plan 2015 [Member] | Exercise price group 3 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	93,250	93,250
Exercise price per share | £	£ 15.150
Exercise dates	2018 - 2022
WPP Share Option Plan 2015 [Member] | Exercise price group 3 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	267,350	267,350
Exercise price per ADR | $		$ 115.940
Exercise dates	2018 - 2025
WPP Share Option Plan 2015 [Member] | Exercise price group 4 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	2,489,900	2,489,900
Exercise price per share | £	£ 15.150
Exercise dates	2018 - 2025
WPP Share Option Plan 2015 [Member] | Exercise price group 5 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	6,500	6,500
Exercise price per share | £	£ 15.150
Exercise dates	2019 - 2025
WPP Share Option Plan 2015 [Member] | Exercise price group 6 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	17,250	17,250
Exercise price per share | £	£ 17.055
Exercise dates	2019 - 2023
WPP Share Option Plan 2015 [Member] | Exercise price group 7 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	3,000,075	3,000,075
Exercise price per share | £	£ 17.055
Exercise dates	2019 - 2026